Subsequent Events (Details Narrative) - USD ($)			3 Months Ended
	Jan. 31, 2020	Dec. 05, 2019	Nov. 30, 2019	Jan. 16, 2020	Dec. 23, 2019	Dec. 11, 2019	Aug. 31, 2019	Aug. 31, 2018
Common stock, shares issued			907,047				907,047	721,295
Common stock, shares value								$ 0
White [Member]
Common stock, shares issued					428
Messrs. Higgins and White [Member]
Common stock, shares issued					856
Common stock, shares value					$ 7,000
Messrs. Higgins [Member]
Common stock, shares issued					428
On January 6, 2020 [Member] | Asset Purchase Agreement [Member]
Disposal of business, consideration received or receivable			19,200,000
Disposal of business, consideration received			$ 9,700,000
Frequency of consideration receivables			Per year
Percentage of recurring business sold			60.00%
Disposal of business, consideration receivables periodicaly			$ 2,400,000
Subsequent Event [Member] | Alpha Capital v. ShiftPixy, Inc. [Member]
Total award money received	$ 500,000
Proceeds from issuance of notes	310,000
Damages incurred	$ 190,000
Convertible notes per share				$ 12.20
Subsequent Event [Member] | Holder [Member]
Consideration value		$ 200,000
Common stock, shares issued						21,750
Common stock, shares value						$ 200,000
Subsequent Event [Member] | Holder [Member] | [March 2019 Convertible Notes [Member]]
Conversion price		$ 40.00
Description for extended term		March 2019 notes to March 1, 2022
Subsequent Event [Member] | Holder [Member] | December 2018 Notes [Member]
Description for consideration exchange		consideration for this exchange and agreed to increase the principal outstanding on the notes exchanged by 10% from $222,000 for the December 2018 notes to $244,000 and from $2,445,000 for the March 2019 notes to $2,890,000.